SHARE-BASED COMPENSATION - Summary of Restricted Stock Unit's activity (Detail) - RSUs	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested as of December 31, 2023 | shares	11,699,888
Granted | shares	11,421,466
Vested | shares	3,414,537
Forfeited | shares	2,847,494
Unvested as of December 31, 2024 | shares	16,859,323
Weighted average grant date fair value per share, Unvested as of December 31, 2023 | $ / shares	$ 4.72
Weighted average grant date fair value per share, Granted | $ / shares	0.82
Weighted average grant date fair value per share, Vested | $ / shares	4.54
Weighted average grant date fair value per share, Forfeited | $ / shares	4.49
Weighted average grant date fair value per share, Unvested as of December 31, 2024 | $ / shares	$ 2.15